Offerings	Nov. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.272% Fixed-to-Floating Rate Senior Notes due 2031
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 176,065
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.141% Fixed-to-Fixed Rate Subordinated Notes due 2039
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.